SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Mar. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 03, 2021
Cash flows from operating activities
Net (loss) income			$ (1,090,029)	$ 723,404	$ 254,189
Adjustments to reconcile net income to net cash used in operating activities:
Other, net			63,433	23,801	55,004
Net cash provided by operating activities			1,468,409	1,232,590	1,124,893
Cash flows from investing activities
Purchases of fixed maturities			(2,940,597)	(8,141,246)	(8,962,066)
Purchases of short-term investments			(867,605)	(372,901)	(5,006,397)
Other, net			11,679	(31,903)	23,431
Net cash used in investing activities			(664,825)	(2,329,122)	(632,748)
Cash flows from financing activities
Redemption of Class B common shares	[1]		(6,346)	(581)	(5,157)
Issuance of preferred shares			0	193,887	0
Redemption of preferred shares			0	(637,241)	(66,985)
Net cash used in financing activities			(194,550)	(573,295)	328,362
Effect of foreign exchange rate changes on cash			(18,335)	(20,109)	45,863
Increase (decrease) in cash and cash equivalents			590,699	$ (1,689,936)	866,370
Supplemental cash flow information:
Non-cash exchange of intercompany balances			103,000		204,000
non-cash exchange intercompany loan			$ 744,000
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 200,000		$ 637,000
Underwriting discounts and commissions						$ 21,000
Series J Preferred Stock
Supplemental cash flow information:
Shares issued during the period (in shares)		8,000,000
Annual dividend rate		4.875%	4.875%
Preferred shares, par value per share		$ 1.00
Aggregate liquidation preference		$ 200,000
Underwriting discounts and commissions		$ 6,000
Preferred shares, redemption price per share (in dollars per share)		$ 25
Series G 6.5% cumulative
Supplemental cash flow information:
Preferred shares, redemption price per share (in dollars per share)						$ 25
Series I 5.875% non-cumulative
Supplemental cash flow information:
Preferred shares, redemption price per share (in dollars per share)						25
Series H 7.25% cumulative
Supplemental cash flow information:
Preferred shares, redemption price per share (in dollars per share)						$ 25
December 1, 2016 - December 1, 2066 | Notes Issued By PartnerRe Finance II Inc | Junior Subordinated Debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Spread on variable rate (as a percent)			2.325%
Parent Company
Cash flows from operating activities
Net (loss) income			$ (1,090,029)	723,404	254,189
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net loss (income) of subsidiaries			1,035,291	(748,994)	(404,973)
Other, net			41,810	(51,783)	87,789
Net cash provided by operating activities			(12,928)	(77,373)	(62,995)
Cash flows from investing activities
Advances to/from subsidiaries, net (1)	[2]		22,213	100,426	73,738
Net issue of intercompany loans receivable and payable (1) (2)	[2],[3]		0	0	458,489
Sales and redemptions of fixed maturities			11,290	481,015	32,230
Sales and redemptions of short-term investments			5,173	0	43,899
Purchases of fixed maturities			(15,984)	(62,239)	(496,139)
Purchases of short-term investments			(5,173)	0	(39,913)
Other, net			(3,341)	(8,465)	(3,987)
Net cash used in investing activities			14,178	510,737	68,317
Cash flows from financing activities
Issuance of preferred shares	[4]		0	193,887	0
Redemption of preferred shares	[4]		0	(637,241)	0
Net cash used in financing activities			0	(443,354)	0
Effect of foreign exchange rate changes on cash			576	1,958	186
Increase (decrease) in cash and cash equivalents			1,826	(8,032)	5,508
Cash and cash equivalents—beginning of year			1,988	10,020	4,512
Cash and cash equivalents—end of year			$ 3,814	$ 1,988	10,020
Supplemental cash flow information:
Preferred shares, par value per share			$ 1.00	$ 1.00
Aggregate liquidation preference			$ 200,000	$ 200,000
Subsidiaries
Cash flows from financing activities
Redemption of preferred shares					(67,000)
Supplemental cash flow information:
Payment of dividends by subsidiary on behalf of parent			188,000	129,000	96,000
Non-cash dividends received from subsidiaries			630,000	$ 350,000
Non-cash capital contributions to subsidiaries			$ 527,000		25,000
Notes Issued					$ 458,000

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 13 for further details.
[2]	The following non-cash transactions were excluded from the Condensed Statement of Cash Flows - Parent Company Only:
a.During 2020, the parent recorded a non-cash exchange related to a reduction of intercompany loans and balances receivable of $204 million and a corresponding reduction of intercompany loans and balances payable of $204 million.
b.During 2022, 2021 and 2020, dividends paid to common and preferred shareholders of $188 million, $129 million and $96 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable. During 2020, the redemption of Series F preferred shares of $67 million in 2020 was also paid by a Bermuda subsidiary on behalf of the parent, with a corresponding increase to intercompany balances payable.
c.During 2021, the parent recorded a non-cash dividend received from a subsidiary of $350 million, with a corresponding change to intercompany balances payable. During 2020, the parent recorded a non-cash capital contribution to a subsidiary of $25 million, with a corresponding change to the intercompany balances payable.
d.During 2022, the parent recorded a non-cash exchange of certain intercompany balances payable for an intercompany loan payable of $744 million.
e.During 2022, the parent recorded non-cash dividends received from subsidiaries of $630 million, non-cash capital contributions to subsidiaries of $527 million and a corresponding decrease in intercompany balances payable of $103 million.

[3]	During 2020, the Company recorded a $458 million loan payable maturing in 2030 with a direct Bermuda subsidiary in exchange for shares of an indirectly owned subsidiary, which were subsequently transferred to another subsidiary in exchange for cash. The cash proceeds were primarily invested in fixed maturities and used during 2021 to redeem the Series G, H and I preferred shares.
[4]	During 2021, the parent issued 8 million 4.875% Series J fixed rate non-cumulative redeemable preferred shares at a par value of $1.00 per share and a redemption price of $200 million, and incurred preferred share issuance costs of $6 million. The parent also redeemed all outstanding Series G, H and I preferred shares at $25 per share for an aggregate liquidation value of $637 million during 2021.